Vessel Operating Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Vessel Operating Costs
Crew costs	$ 36,881	$ 36,944	$ 38,637
Technical maintenance expenses	21,295	20,987	16,174
Other operating expenses	16,622	18,811	18,886
Total	$ 74,798	$ 76,742	$ 73,697